SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended			1 Months Ended	0 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013	Aug. 31, 2013	Apr. 08, 2011	Jul. 26, 2010	Jan. 26, 2015	Jul. 26, 2014	Apr. 26, 2014	Nov. 15, 2013	Oct. 25, 2013 item	Mar. 01, 2013	Mar. 01, 2012	Jul. 26, 2011	Oct. 26, 2014	Mar. 01, 2014	Jun. 13, 2011
Share-based compensation
Number of nonvested shares granted	8,208,254	1,591,800	6,845,800
Estimated fair value of the ordinary share on the grant date (in dollars per share)	$ 12.95	$ 7.67	$ 5.56
Vesting of nonvested shares	2,482,416	1,784,364	1,873,398
Unrecognized compensation expense	$ 123,934,618
Amended and restated 2010 Share Incentive Plan
Share-based compensation
Aggregate number of common shares that may be issued as a percent of total issued and outstanding shares				5.00%
Threshold percentage of share authorized				1.00%
Employees and independent directors
Share-based compensation
Number of nonvested shares granted					409,300
Executive officers and employees
Share-based compensation
Number of nonvested shares granted						5,419,500
Estimated fair value of the ordinary share on the grant date (in dollars per share)						$ 4.05
On first anniversary of the date of grant | Executive officers and employees
Share-based compensation
Percentage of granted non vested shares which will vest						100.00%
Vesting of nonvested shares						945,100
Over the next two anniversaries of the date of grant | Executive officers and employees
Share-based compensation
Vesting of nonvested shares						831,400
Number of batches in which nonvested shares will vest						2
Number of next anniversaries of the date of grant over which nonvested awards will vest						2
Over the next four anniversaries of the date of grant | Executive officers and employees
Share-based compensation
Vesting of nonvested shares						3,643,000
Number of batches in which nonvested shares will vest						4
Number of next anniversaries of the date of grant over which nonvested awards will vest						4
Period beginning July 2011 through January 2015 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares					337,300
On October 19 of each year for three years subsequent to the date of grant | Employees and independent directors
Share-based compensation
Vesting of nonvested shares					72,000
Number of batches in which nonvested shares will vest					3
Vesting period					3 years
July 26 of 2015 | Employees
Share-based compensation
Vesting of nonvested shares							7,290
July 26 of 2016 | Employees
Share-based compensation
Vesting of nonvested shares							8,040
July 26 of 2017 | Employees
Share-based compensation
Vesting of nonvested shares							9,040
July 26 of 2018 | Employees
Share-based compensation
Vesting of nonvested shares							7,040
July 26 of 2019 | Employees
Share-based compensation
Vesting of nonvested shares							1,040
July 26 of 2020 | Employees
Share-based compensation
Vesting of nonvested shares							1,040
Non-vested shares | Employees
Share-based compensation
Number of nonvested shares granted							440,194	120,800	464,800	219,800		564,000	6,845,800	40,800
Number of individuals to whom shares are granted											1
Non-vested shares | Employees and independent directors
Share-based compensation
Number of nonvested shares granted															1,644,060	5,538,400
Non-vested shares | Executive officers and employees
Share-based compensation
Number of nonvested shares granted											808,000
Non-vested shares | Independent director
Share-based compensation
Number of nonvested shares granted																	136,000
Non-vested shares | Executive officers
Share-based compensation
Number of individuals to whom shares are granted											2
Non-vested shares | On first anniversary of the date of grant | Employees
Share-based compensation
Vesting of nonvested shares														12,000
Non-vested shares | Over the next two anniversaries of the date of grant | Independent director
Share-based compensation
Vesting of nonvested shares																	16,000
Number of batches in which nonvested shares will vest																	2
Number of next anniversaries of the date of grant over which nonvested awards will vest																	2
Non-vested shares | Over the next four anniversaries of the date of grant | Employees
Share-based compensation
Number of next anniversaries of the date of grant over which nonvested awards will vest														4
Non-vested shares | Over the three anniversaries of the date of grant | Independent director
Share-based compensation
Vesting of nonvested shares																	120,000
Number of batches in which nonvested shares will vest																	3
Number of next anniversaries of the date of grant over which nonvested awards will vest																	3
Non-vested shares | On second anniversary of the date of grant | Employees
Share-based compensation
Vesting of nonvested shares														10,200
Non-vested shares | On third anniversary of the date of grant | Employees
Share-based compensation
Vesting of nonvested shares														10,200
Non-vested shares | On fourth anniversary of the date of grant | Employees
Share-based compensation
Vesting of nonvested shares														8,400
Non-vested shares | January 26 of each year from 2013 to 2023 | Employees
Share-based compensation
Vesting of nonvested shares													6,821,800
Non-vested shares | January 26 of 2013 | Employees
Share-based compensation
Vesting of nonvested shares													512,800
Non-vested shares | January 26 of 2014 | Employees
Share-based compensation
Vesting of nonvested shares												4,000	777,600
Non-vested shares | January 26 of 2015 | Employees
Share-based compensation
Vesting of nonvested shares													777,600
Non-vested shares | January 26 of 2015 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															65,504
Non-vested shares | January 26 of 2016 | Employees
Share-based compensation
Vesting of nonvested shares							65,428						777,600
Non-vested shares | January 26 of 2017 | Employees
Share-based compensation
Vesting of nonvested shares							59,834						777,600
Non-vested shares | January 26 of 2018 | Employees
Share-based compensation
Vesting of nonvested shares							59,834						777,600
Non-vested shares | January 26 of 2019 | Employees
Share-based compensation
Vesting of nonvested shares							58,900						579,600
Non-vested shares | January 26 of 2019 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															1,196
Non-vested shares | January 26 of 2020 | Employees
Share-based compensation
Vesting of nonvested shares							52,218						579,600
Non-vested shares | January 26 of 2021 | Employees
Share-based compensation
Vesting of nonvested shares							45,854						537,800
Non-vested shares | January 26 of 2022 | Employees
Share-based compensation
Vesting of nonvested shares							34,854						496,000
Non-vested shares | January 26 of 2023 | Employees
Share-based compensation
Vesting of nonvested shares							29,782						228,000
Non-vested shares | January 26 of each year from 2015 to 2024 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares																5,484,000
Number of batches in which nonvested shares will vest																10
Non-vested shares | January 26 of each year from 2015 to 2020 | Employees
Share-based compensation
Vesting of nonvested shares								48,000	420,000
Number of batches in which nonvested shares will vest								6	6
Non-vested shares | January 26 of each year from 2015 to 2020 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares																43,200
Number of batches in which nonvested shares will vest																6
Non-vested shares | January 26 of each year from 2016 to 2018 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															52,200
Number of batches in which nonvested shares will vest															3
Non-vested shares | January 26 of each year from 2015 to 2018 | Employees
Share-based compensation
Vesting of nonvested shares									44,800	16,000
Number of batches in which nonvested shares will vest									4	4
Non-vested shares | January 26 of each year from 2015 to 2018 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares																11,200
Number of batches in which nonvested shares will vest																4
Non-vested shares | July 26 of each year from 2015 to 2018 | Employees
Share-based compensation
Vesting of nonvested shares								51,200
Number of batches in which nonvested shares will vest								4
Non-vested shares | July 26 of each year from 2015 to 2020 | Employees
Share-based compensation
Vesting of nonvested shares								21,600
Number of batches in which nonvested shares will vest								6
Non-vested shares | Vesting On 26 October 2014 Member | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															32,400
Non-vested shares | October 26 of each year from 2015 to 2017 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															78,000
Number of batches in which nonvested shares will vest															3
Non-vested shares | July 26 of 2015 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															212,240
Non-vested shares | July 26 of 2016 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															206,360
Non-vested shares | July 26 of 2017 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															206,360
Non-vested shares | July 26 of 2018 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															180,360
Non-vested shares | July 26 of 2019 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															177,594
Non-vested shares | July 26 of 2020 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															177,160
Non-vested shares | July 26 of 2021 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															82,000
Non-vested shares | July 26 of 2022 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															82,000
Non-vested shares | July 26 of 2023 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															48,686
Non-vested shares | July 26 of 2024 | Employees and independent directors
Share-based compensation
Vesting of nonvested shares															42,000
Non-vested shares | July 26 of each year from 2012 to 2014 | Employees
Share-based compensation
Vesting of nonvested shares													24,000
Non-vested shares | July 26 of 2012 | Employees
Share-based compensation
Vesting of nonvested shares													12,000
Non-vested shares | July 26 of 2013 | Employees
Share-based compensation
Vesting of nonvested shares													6,000
Non-vested shares | July 26 of 2014 | Employees
Share-based compensation
Vesting of nonvested shares													6,000
Non-vested shares | January 26 of each year from 2014 to 2023 | Employees
Share-based compensation
Vesting of nonvested shares										110,000		560,000
Number of batches in which nonvested shares will vest										10		10
Non-vested shares | January 26 of each year from 2014 to 2023 | Executive officers and employees
Share-based compensation
Number of batches in which nonvested shares will vest											10
Non-vested shares | January 26 of each year from 2014 to 2019 | Employees
Share-based compensation
Vesting of nonvested shares										66,600
Number of batches in which nonvested shares will vest										6
Non-vested shares | January 26 of each year from 2014 to 2017 | Employees
Share-based compensation
Vesting of nonvested shares										27,200
Number of batches in which nonvested shares will vest										4